TYPE                13F-HR/A
PERIOD              6/30/07
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON AUGUST 13,2007 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
WILL EXPIRE ON AUGUST 14,2008.

Report for the Calendar Year or Quarter ended: June 30,2007

Check here if Amendment  [ x ]; Amendment Number: 1
  This Amendment  (Check only one.): [ ] is a restatement
                                     [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         August 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the Commission.


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:    $  697,143
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                           FORM 13F INFORMATION TABLE            CONFIDENTIAL TREATMENT
                                           CONFIDENTIAL TREATMENT REQUEST

                            TITLE          VALUE     SHARES/    SH/  PUT/INVSTMTOTHER        VOTING AUTHORITY
      NAME  OF ISSUER       OF CLAS CUSIP  (X$1000)  PRN AMT    PRN  CALLDSCRETNMANAGERSSOLE     SHARED NONE
---------------------------------------------------------------------------------------------------------------
American Capital StrategiesPUT     02493795     9,639    226,700 SH  PUT  SOLE                  226,700
American Capital StrategiesPUT     02493795     4,286    100,800 SH  PUT  OTHER    1            100,800
Fairfax Financial Holdings PUT     30390195    42,704    222,800 SH  PUT  SOLE                  222,800
Fairfax Financial Holdings PUT     30390195    31,549    164,600 SH  PUT  OTHER    1            164,600
Indymac Bancorp Inc        PUT     45660795    60,466  2,072,900 SH  PUT  SOLE                2,072,900
Indymac Bancorp Inc        PUT     45660795       537     18,400 SH  PUT  OTHER    1             18,400
Jos A Bank Clothiers Inc   PUT     48083895    34,478    831,400 SH  PUT  SOLE                  831,400
Jos A Bank Clothiers Inc   PUT     48083895    12,383    298,600 SH  PUT  OTHER    1            298,600
Navarre Corp               PUT     63920895     7,109  1,822,700 SH  PUT  SOLE                1,822,700
Novastar Financial Inc     PUT     66994795    67,261  9,636,200 SH  PUT  SOLE                9,636,200
Novastar Financial Inc     PUT     66994795     6,543    937,400 SH  PUT  OTHER    1            937,400
Nuance Communications Inc  PUT     67020Y95     1,748    104,500 SH  PUT  SOLE                  104,500
Nuance Communications Inc  PUT     67020Y95     5,981    357,500 SH  PUT  OTHER    1            357,500
Omnivision Tech Inc        PUT     68212895   159,612  8,813,500 SH  PUT  SOLE                8,813,500
Omnivision Tech Inc        PUT     68212895    55,820  3,082,300 SH  PUT  OTHER    1          3,082,300
Open Text Corp             PUT     68371595    22,807  1,048,100 SH  PUT  SOLE                1,048,100
Open Text Corp             PUT     68371595    14,888    684,200 SH  PUT  OTHER    1            684,200
Overstock Com Inc Del      PUT     69037095     8,715    477,000 SH  PUT  SOLE                  477,000
Take Two Interactive SoftwaPUT     87405495    91,982  4,606,000 SH  PUT  SOLE                4,606,000
Take Two Interactive SoftwaPUT     87405495    37,825  1,894,100 SH  PUT  OTHER    1          1,894,100
Temper Pedic Intl Inc      PUT     88023u95    11,797    455,500 SH  PUT  SOLE                  455,500
Temper Pedic Intl Inc      PUT     88023u95     9,013    348,000 SH  PUT  OTHER    1            348,000

 /TEXT
 /DOCUMENT
 /SUBMISSION